Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification (Performing Financing Receivable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	$ 5,875	$ 2,556
Post-Modification Recorded Investment	5,875	2,556
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	457
Post-Modification Recorded Investment	457
Interest Only Payments [Member] | Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	4,073	1,811
Post-Modification Recorded Investment	4,073	1,811
Interest Only Payments [Member] | Residential Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment		527
Post-Modification Recorded Investment		527
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	746
Post-Modification Recorded Investment	746
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment		218
Post-Modification Recorded Investment		218
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	204
Post-Modification Recorded Investment	204
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - TDRs Pre-Modification and Post-Modification [Line Items]
Pre-Modification Recorded Investment	395
Post-Modification Recorded Investment	$ 395